Details of Significant Accounts - Ageing analysis of accounts receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Details of Significant Accounts
Accounts receivable	$ 7,641	$ 7,756	$ 6,568
Maximum exposure to credit risk in respect of amount that best represents accounts receivable	7,641	7,756
Not past due
Details of Significant Accounts
Accounts receivable	6,354	6,062
Up to 30 days
Details of Significant Accounts
Accounts receivable	401	851
31 to 90 days
Details of Significant Accounts
Accounts receivable	619	327
91 to 180 days
Details of Significant Accounts
Accounts receivable	145	417
Over 181 days
Details of Significant Accounts
Accounts receivable	$ 122	$ 99